SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Summary of depreciation compution
Buildings and improvements	15-39 years
Machinery and equipment	7 years
Vehicles	5 years
Office furniture and equipment	5 years
Software	3 years

Buildings and improvements	15-39 years
Machinery and equipment	7 years
Vehicles	5 years
Office furniture and equipment	5 years
Software	3 years